Debt - Summary of Components of Third-Party Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total principal amount of debt	$ 43,100	$ 43,100	$ 58,103
Plus: Accretion	213	148	213
Less: current portion of long-term debt, net of discounts	(38,957)	(38,643)	(53,360)
Less: unamortized deferred financing costs and debt discounts	(4,356)	(4,605)	(1,853)
Long-term debt, net of current portion and discounts			3,103
Convertible Notes
Debt Instrument [Line Items]
Total principal amount of debt			3,103
2021 Term Loan
Debt Instrument [Line Items]
Total principal amount of debt			$ 55,000
Fortress Term Loan
Debt Instrument [Line Items]
Total principal amount of debt	$ 43,100	$ 43,100